Debt (Details) - Schedule of future contractual maturities of the debt - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Schedule of future contractual maturities of the debt [Abstract]
2022	$ 4,538,503	$ 10,894,128
2023	558,913	1,231,699
2024	4,523,729	8,359,976
2025	57,181	69,780
2026		69,780
Thereafter	260,692	254,774
Total	$ 9,996,199	$ 20,880,137